Stock Option and Purchase Plans (Tables)	12 Months Ended
Jul. 03, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Stock Option Activity Under Our Stock Incentive Plan

A summary of stock option activity under our stock incentive plan was as follows:

		Weighted Average	Weighted Average Remaining Contractual	Aggregate Intrinsic Value
	Shares	Exercise Price	Term (in years)	(in thousands)
Balance at June 30, 2013	271,455	$27.19
Granted	40,000	$38.71
Exercised	(92,256)	$29.08
Expired	(22,500)	$58.33
Terminated	(11,457)	$30.61
Balance at June 29, 2014	185,242	$24.73
Granted	10,000	$79.73
Exercised	(22,746)	$20.83
Terminated	(8,589)	$37.43
Balance at June 28, 2015	163,907	$27.97
Exercised	(16,909)	$21.55
Terminated	(2,000)	$17.59
Balance at July 3, 2016	144,998	$28.86	5.4	$2,290
Exercisable as of:
July 3, 2016	103,798	$21.39	4.6	$2,174
June 28, 2015	91,103	$19.86	4.1	$4,592
June 29, 2014	76,699	$16.91	4.3	$3,769

Options Granted at Price Greater Than The Market Value	Options granted at a price greater than the market value on the date of grant included in the table above were as follows:
	2015	2014
Shares	10,000	40,000
Exercise Price	$79.73	$38.71

Summary of Restricted Stock Activity Under Our Stock Incentive Plan

A summary of restricted stock activity under our stock incentive plan was as follows:

		Weighted Average
		Grant Date
	Shares	Fair Value
Nonvested Balance at June 30, 2013	61,250	$22.42
Granted	24,950	$37.29
Vested	(19,350)	$20.40
Forfeited	(3,250)	$27.88
Nonvested Balance at June 29, 2014	63,600	$28.64
Granted	25,000	$70.90
Vested	(18,100)	$23.02
Forfeited	(4,150)	$45.71
Nonvested Balance at June 28, 2015	66,350	$45.03
Granted	28,750	$69.02
Vested	(20,300)	$23.69
Forfeited	(3,050)	$59.92
Nonvested Balance at July 3, 2016	71,750	$60.05